S-K 1602, SPAC Registered Offerings	Jul. 25, 2025 USD ($) Months
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 18 months from the closing of this offering (or 24 months if we have executed a definitive agreement for an initial business combination within 18 months from the closing of this offering) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. If we seek shareholder approval, we will complete our initial business combination only if we receive an ordinary resolution under Cayman Islands law and our amended and restated memorandum and articles of association, which requires the affirmative vote of at least a majority of the votes cast by holders of ordinary shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company, voting together as a single class. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement.

De-SPAC Consummation Timeframe, How Extended [Text Block]	We will have 18 months from the closing of this offering (or 24 months if we have executed a definitive agreement for an initial business combination within 18 months from the closing of this offering) to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 18-month (or 24-month), we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we are unable to complete our initial business combination within 18 months from the closing of this offering (or 24 months if we have executed a definitive agreement for an initial business combination within 18 months from the closing of this offering) and do not extend our time to complete a business combination, the founder shares and private placement units would expire worthless.
De-SPAC Consummation Timeframe, Possible Extensions | Months	18
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Duration	36 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our initial business combination within 18 months from the closing of this offering (or 24 months if we have executed a definitive agreement for an initial business combination within 18 months from the closing of this offering), or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (regardless of whether or not the underwriters exercise their over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $154,650,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $177,150,000 if the underwriters’ over-allotment option is exercised in full, $150,000,000 ($10.00 per unit), or $172,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Odyssey Transfer and Trust Company acting as trustee, after deducting $1,500,000 (or $1,725,000 if the overallotment option is exercised in full) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $750,000 to pay fees and expenses in connection with the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for permitted withdrawals and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount | $	$ 154,650,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

We have established a set of strategic, non-exclusive criteria to guide our evaluation of potential business combination targets. While we intend to identify a target that aligns with many of the attributes outlined below, we may ultimately pursue an initial business combination with a company that does not meet all of these guidelines, provided our management believes the opportunity offers strong long-term value potential for our shareholders.

We intend to focus our evaluation on businesses that demonstrate some or all of the following characteristics:

•        Properly Sized:    Seeking a company with an enterprise value of $500 million to $2 billion, with a total addressable market greater than $1 billion and annual sales of $75-350 million.

•        Positioned in a Progressive Industry:    Operates within a high-growth, innovation-driven segment of its broader sector — benefiting from structural tailwinds and disruptive trends that drive outsized demand for its products or services.

•        Market Leadership:    Holds or is capable of attaining a leading position within its category or sub-sector, supported by a sizable addressable market with potential to scale as a public company.

•        Clear Growth Trajectory:    Demonstrates a well-defined and executable growth plan, encompassing both organic and strategic (inorganic) expansion, with a track record or roadmap to sustain high-growth performance post-combination, specifically with potential to generate 255%+ growth.

•        Scalable Business Model:    Exhibits strong customer adoption, with operating leverage that supports margin expansion and reduced capital intensity as the business grows. More specifically, companies with recurring, or predictable sales at attractive margins and favorable customer acquisition economics.

•        Sound Capitalization:    Maintains a healthy balance sheet and financial profile that supports execution of its growth strategy without requiring significant additional capital in the near term.

•        Strategic Differentiation:    Offers a product or service with clear competitive advantages — such as proprietary technology, customer loyalty, or cost leadership — that collectively establish a defensible market position and sustainable competitive moat.

•        Near-Term Trading Catalysts:    Has identifiable upcoming milestones — such as product launches, key partnerships, or market expansions — that can sustain investor engagement and enhance the company’s valuation narrative following the business combination.

•        High-Caliber Management Team:    Led by experienced executives with a proven ability to scale operations, attract and retain top talent, and deliver on strategic objectives. We seek teams that are committed to aligning with public shareholders and whose liquidity needs can be appropriately managed within a public company framework. Leadership should possess strong industry expertise and maintain significant equity.

•        Public Company Readiness:    Public company worthy, ready and eager — possesses or can readily establish the governance, reporting, compliance, and operational infrastructure required to operate as a public company, with the added benefit of leveraging the public markets to raise growth capital, execute acquisitions, and optimize cost of capital.

•        Value Creation from the Business Combination:    Has the potential to realize immediate and long-term value from partnering with us, including access to our strategic guidance, capital resources, and extensive network of industry relationships, investors, and advisors.

These criteria serve as a general framework for our opportunity assessment and are not intended to be exhaustive. Our management team may consider additional factors it deems relevant in evaluating potential targets. Should we pursue a business combination with a target that does not meet one or more of the criteria described above, we will disclose this in our shareholder communications — either in the proxy solicitation or tender offer materials filed with the SEC in connection with such transaction.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. Our sponsor, officers and directors have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination. In addition, because we may consummate a business combination with a target in a broad array of industries, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Adam Dooley	Waveland Capital Partners LLC	Investing in US Energy Assets	President
	Belay International Corporation	Buyouts and Growth Capital	CEO and Board Member
	Everest Consolidator Acquisition Corporation	SPAC	CEO
	Everest Consolidator Sponsor, LLC	SPAC Sponsor	Manager of the Managing Member
Peter Wright	PIGI Vending Solutions, LLC	Advisory services to public and late stage private companies	President
	PartnerCap Securities, LLC	Investment Banking	President
	McKinley Partners LLC	SPAC Sponsor	President
Individual	Entity	Entity’s Business	Affiliation
Daphne Huang	Emil Capital Partners	Finance	Managing Director
Saurabh Shah	Belay Associates	SPAC Sponsor	Managing Director and Senior Counsel
Jonathan Rosenzweig	Open Exchange	Offers technology & services to facilitate complex virtual meetings for financial institutions as well as other corporate customers	Fractional CFO
	18 Somerset Capital Management	A consulting and venture capital firm	Senior Partner and Fractional CFO
	Aiera	A.I.-driven platform enhancing equity research workflows for financial institutions	Strategic Partner and Fractional CFO
Tommaso Breschi	Beekman Place Solutions LLC	M&A, financial, and strategic consulting for domestic and international middle market companies	Managing Partner and Board Member
	Modjoul Inc.	Technology	Board Member
Kevin Beard	Atria Wealth Solutions	Broker Dealer	Chief Growth Officer

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. Our sponsor, officers and directors have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our sponsor purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of our initial business combination; or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup. The private placement units (including the Class A ordinary shares underlying the private placement units) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors or non-managing sponsor investors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from amounts held outside the trust account.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, and they and the other members of our management team have agreed to vote their founder shares and any shares purchased during or after the offering in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination transaction).

The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares comprising part of the units they may purchase in this offering as the rights afforded to our other public shareholders. However, whether or not the non-managing sponsor investors purchase any of the units for which they have expressed to us an interest in purchasing or otherwise hold a substantial number of our units, the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.

SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The amount of compensation that may be received by our sponsor and its affiliates is summarized as follows:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
McKinley Partners LLC	5,489,655 Class B ordinary shares(1)(2)	$0.004 per share
	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
	420,000 private placement Units	$4,200,000 (which includes $3,700,000 in cash and the Private Placement Units Note)
	Up to $185,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	$10,000 per month	Payment to our sponsor for technology, software, computer systems, administrative support, secretarial services and infrastructure;

Up to $1,500,000 in working capital loans (in addition to the securities issuable pursuant to the Private Placement Units Note) may be convertible into private placement units at a price of $10.00 per unit

Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

____________

(1)      Assumes no exercise of the over-allotment option and the full forfeiture of 853,448 shares that are subject to forfeiture by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised.

(2)      Our sponsor currently owns an aggregate of 6,543,103 Class B ordinary shares, which were purchased for an aggregate of $25,000 (or approximately $0.004 per share), up to 853,448 of which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of April 9, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.50	$5.81	$4.19	$4.77	$5.23	$3.06	$6.94	$(0.31)	$10.31
Assuming No Exercise of Over-Allotment Option
$6.49	$5.79	$4.21	$4.76	$5.24	$3.06	$6.94	$(0.29)	$10.29

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
McKinley Partners LLC	5,489,655 Class B ordinary shares(1)(2)	$0.004 per share
	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
	420,000 private placement units(3)(4)	$4,200,000 (which includes $3,700,000 in cash and the Private Placement Units Note)
	Up to $185,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	$10,000 per month	Payment to our sponsor for technology, software, computer systems, administrative support, secretarial services and infrastructure;

Up to $1,500,000 in working capital loans (in addition to the securities issuable pursuant to the Private Placement Units Note) may be convertible into private placement units at a price of $10.00 per unit

Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

____________

(1)      Assumes no exercise of the over-allotment option and the full forfeiture of 853,448 shares that are subject to forfeiture by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, 2,620,000 founder shares, which were purchased for approximately $0.004 per share. In addition, several of our officers and directors own an indirect interest the founder shares through membership interests in our sponsor. The non-managing sponsor member will have no right to vote the founder shares that it holds indirectly through its Class A membership interests in the sponsor.

(2)      Our sponsor currently owns an aggregate of 6,543,103 Class B ordinary shares, which were purchased for an aggregate of $25,000 (or approximately $0.004 per share), up to 853,448 of which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised

(3)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 327,500 of the 420,000 private placement units being purchased by our sponsor at a price of $10.00 per unit ($3,275,000 in the aggregate) in a private placement that will close simultaneously with the closing of this offering. The purchase of the non-managing sponsor membership interests is not contingent upon the participation in this offering or vice versa.

(4)      A total of 50,000 of these units will be purchased by a non-interest bearing, unsecured promissory note that we will issue to the sponsor simultaneously with the closing of this offering in the principal amount of $500,000 (the “Private Placement Units Note”), which we may draw down at any time and from time to time in our sole discretion. At the closing of our initial business combination, we will cancel the number of private placement units proportional to the amount not drawn under the Private Placement Units Note and the Private Placement Units Note will be canceled.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because our sponsor acquired the founder shares at a nominal price (an aggregate of $25,000, or approximately $0.004 per founder share), our public shareholders will incur immediate and substantial dilution upon the closing of this offering.
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Increase attributable to public shareholders	6.49	6.50	5.79	5.81	4.76	4.77	3.06	3.06	(0.29)	(0.31)
Pro forma net tangible book value after this offering and the sale of the placement units	6.49	6.50	5.79	5.81	4.76	4.77	3.06	3.06	(0.29)	(0.31)
Dilution to public shareholders	$3.51	$3.50	$4.21	$4.19	$5.24	$5.23	$6.94	$6.94	$10.29	$10.31
Percentage of dilution to public shareholders	35.14%	35.01%	42.06%	41.93%	52.39%	52.27%	69.44%	69.37%	102.92%	103.12%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(5,158)	$5,158)	$(5,158)	$(5,158)	$(5,158)	$(5,158)	$(5,158)	$(5,158)	$(5,158)	$(5,158)
Net proceeds from this offering and the sale of the placement units(1)	152,400,000	174,900,000	152,400,000	174,900,000	152,400,000	174,900,000	152,400,000	174,900,000	152,400,000	174,900,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	18,372	18,372	18,372	18,372	18,372	18,372	18,372	18,372	18,372	18,372
Less: Deferred underwriting commissions	(4,500,000)	(5,175,000)	(4,500,000)	(5,175,000)	(4,500,000)	(5,175,000)	(4,500,000)	(5,175,000)	(4,500,000)	(5,175,000)
Less: Over-allotment liability	(185,000)	—	(185,000)	—	(185,000)	—	(185,000)	—	(185,000)	—
Less: Amounts paid for redemptions(2)	—	—	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
	$147,728,214	$169,738,214	$110,228,214	$126,613,214	$72,728,214	$83,488,214	$35,228,214	$40,363,214	$(2,271,786)	$(2,761,786)
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	6,543,103	6,543,103	6,543,103	6,543,103	6,543,103	6,543,103	6,543,103	6,543,103	6,543,103	6,543,103
Ordinary shares forfeited if over-allotment is not exercised	(853,448)	—	(853,448)	—	(853,448)	—	(853,448)	—	(853,448)	—
Class A Ordinary shares included in the units offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Placement units	465,000	465,000	465,000	465,000	465,000	465,000	465,000	465,000	465,000	465,000
Representative shares	75,000	86,250	75,000	86,250	75,000	86,250	75,000	86,250	75,000	86,250
Ordinary shares underlying the rights to be included in the public units	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000
Ordinary shares underlying the rights to be included in the Placement units	46,500	46,500	46,500	46,500	46,500	46,500	46,500	46,500	46,500	46,500
Less: Ordinary shares redeemed	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
	22,776,155	26,115,853	19,026,155	21,803,353	15,276,155	17,490,853	11,526,155	13,178,353	7,776,155	8,865,853

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $1,500,000 in the aggregate (or up to $1,725,000 in the aggregate if the underwriters’ over-allotment option to purchase additional units is exercised. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase public shares or public rights in previously negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchase of our ordinary shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.